Organization and nature of business	6 Months Ended
Mar. 31, 2019
Organization and nature of business
Organization and nature of business

Note 1 — Organization and nature of business

Farmmi, Inc. (“FMI”) is a holding company incorporated under the laws of the Cayman Islands on July 28, 2015. FMI’s Chief Executive Officer (“CEO”) Ms. Yefang Zhang, as the sole shareholder of FarmNet Limited which is the sole shareholder of FMI, and her husband Mr. Zhengyu Wang, a director of the Company, are the ultimate shareholders of the Company (“Controlling Shareholders”).

Reorganization

The Reorganization of the legal structure involved the incorporation of FMI, a Cayman Islands holding company; the incorporation of Farmmi International Limited (“Farmmi International”), a Hong Kong company; the incorporation of Hangzhou Suyuan Agriculture Technology Co., Ltd. (“Suyuan Agriculture”), a PRC company; the incorporation of Farmmi (Hangzhou) Enterprise Management Co., Ltd. (“Farmmi Enterprise”) and Lishui Farmmi Technology Co., Ltd. (“Farmmi Technology”), two new wholly foreign-owned entities (“WFOE”) formed by Farmmi International under the laws of China; and the equity transfer of Suyuan Agriculture, Zhejiang Forest Food Co., Ltd. (“Forest Food”) and Zhejiang FLS Mushroom Co., Ltd. (“FLS Mushroom”) (collectively, the “Transferred Entities”) from the Controlling Shareholders.

On July 5, 2016 and August 10, 2016, Zhengyu Wang transferred all of his equity interests in Suyuan Agriculture to Farmmi Enterprise and Farmmi Technology with each owning 50% of Suyuan Agriculture. On November 24, 2016, Zhengyu Wang, the controlling shareholder of Forest Food, transferred 96.15% of his interest in Forest Food to Suyuan Agriculture. On October 24, 2016, Zhengyu Wang, the controlling shareholder of FLS Mushroom, transferred 100% of his interest in FLS Mushroom to Suyuan Agriculture. After the Reorganization, FMI, the ultimate holding company, owns 100% equity interest of Suyuan Agriculture and FLS Mushroom, and 96.15% equity interest of Forest Food. The remaining 3.85% equity interest of Forest Food is owned by a minority interest shareholder.

On September 18, 2016, Suyuan Agriculture entered into a series of contractual agreements with Zhengyu Wang, the owner of Hangzhou Nongyuan Network Technology Co., Ltd. (“Nongyuan Network”) and Nongyuan Network. Nongyuan Network is a company incorporated on December 8, 2015 that focuses on the development of network marketing and provides a network platform for sales of agriculture products. These agreements include Exclusive Management Consulting and Technology Service Agreement, Proxy Agreement, Equity Pledge Agreement and Executive Call Option Agreement. Pursuant to these agreements, Suyuan Agriculture has the exclusive rights to provide to Nongyuan Network consulting services related to business operation and management. All the above contractual agreements obligate Suyuan Agriculture to absorb all of the loss from Nongyuan Network’s activities and entitle Suyuan Agriculture to receive all of its residual returns. In essence, Suyuan Agriculture has gained effective control over Nongyuan Network. Therefore, the Company believes that Nongyuan Network should be considered as Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”. Accordingly, the accounts of this entity are consolidated with those of Suyuan Agriculture.

Since FMI and its subsidiaries are effectively controlled by the same Controlling Shareholders before and after the Reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On December 26, 2017, Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”) was established under the laws of the PRC. Initially Farmmi Food was wholly owned by Farmmi Technology. In January 2018, the share ownership was transferred to Suyuan Agriculture. In May 2018, Farmmi Food received its food production permit and began operation.

On March 22, 2019, Lishui Farmmi E-Commerce Co., Ltd. ("Farmmi E-Commerce") was established under the laws of the PRC. Nongyuan Network and Suyuan Agriculture owns 98% and 2% of interests in Farmmi E-Commerce, respectively.

Upon the reorganization, Farmmi has subsidiaries in countries and jurisdictions including PRC, Hong Kong and Cayman Islands. Details of the subsidiaries of Farmmi are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
FMI	July 28,2015	Cayman	Parent	Holding Company
Farmmi International	August 20,2015	Hong Kong	100	Holding Company
Farmmi Enterprise	May 23,2016	Zhejiang, China	100	Holding Company
Farmmi Technology	June 6,2016	Zhejiang, China	100	Holding Company
Suyuan Agriculture	December 8,2015	Zhejiang, China	100	Holding Company
Forest Food	May 8,2003	Zhejiang, China	96.15	Drying, further processing and distribution of edible fungus
FLS Mushroom	March 25,2011	Zhejiang, China	100	Light processing and distribution of dried mushrooms
Farmmi Food	December 26,2017	Zhejiang, China	100	Drying, further processing and distribution of edible fungus
Nongyuan Network	July 7,2016	Zhejiang, China	0 (VIE)	Trading
Farmmi E-Commerce	March 22,2019	Zhejiang, China	Subsidiary of the VIE	Technology development, technical services and technical consultation related to agricultural products

Initial Public Offering

On February 21, 2018, the Company announced the closing of its initial public offering (“IPO”) of 1,680,000 ordinary shares at a price to the public of $4.00 per share for a total of $6,720,000 in gross proceeds. The Company raised total net proceeds of $5,374,341 after deducting underwriting discounts and commissions and offering expenses. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 252,000 ordinary shares at the public offering price. This offering was conducted on a firm commitment basis. The Company’s shares began trading on The NASDAQ Capital Market on February 16, 2018 under the ticker symbol “FAMI.”

On February 23, 2018, the Company announced that ViewTrade Securities, Inc., who acted as the sole underwriter and book-runner of the Company’s IPO, exercised the full over-allotment option to purchase an additional 252,000 ordinary shares at the IPO price of $4.00 per share for a total of gross proceeds of approximately $1,008,000 from the exercise of this over-allotment option. The Company raised total net proceeds of $927,330 after deducting underwriting discounts and commissions and offering expenses.